PIMCO Variable Insurance Trust

Supplement dated October 3, 2022 to the

Administrative Class Prospectus, Advisor Class Prospectus and Institutional Class

Prospectus, each dated April 29, 2022, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Low Duration Portfolio and the PIMCO Total Return Portfolio (each, a “Portfolio” and together, the “Portfolios”)

Effective immediately, the PIMCO Low Duration Portfolio’s portfolio is jointly and primarily managed by Marc Seidner, Daniel Hyman, Jerome Schneider and Jelle Brons. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the PIMCO Low Duration Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Marc Seidner, Daniel Hyman, Jerome Schneider and Jelle Brons. Mr. Seidner is CIO Non-traditional Strategies. Messrs. Hyman, Schneider and Seidner are Managing Directors of PIMCO. Mr. Brons is an Executive Vice President of PIMCO. Mr. Schneider has jointly and primarily managed the Portfolio since September 2014, and Messrs. Seidner, Brons and Hyman have jointly and primarily managed the Portfolio since October 2022.

Effective immediately, the PIMCO Total Return Portfolio’s portfolio is jointly and primarily managed by Daniel J. Ivascyn, Mark Kiesel, Qi Wang, and Mohit Mittal. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the PIMCO Total Return Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Daniel J. Ivascyn, Mark Kiesel, Qi Wang, and Mohit Mittal. Mr. Ivascyn is Group Chief CIO, Mr. Kiesel is CIO U.S. Core Strategies and Ms. Wang is CIO Portfolio Implementation. Messrs. Ivascyn, Kiesel and Mittal and Ms. Wang are Managing Directors of PIMCO. Mr. Kiesel has jointly and primarily managed the Portfolio since September 2014, Mr. Mittal has jointly and primarily managed the Portfolio since December 2019 and Ms. Wang and Mr. Ivascyn have jointly and primarily managed the Portfolio since October 2022.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Low Duration	Jelle Brons	10/22

Executive Vice President, PIMCO. Mr. Brons is a portfolio manager on the global corporate bond team. Prior to joining PIMCO in 2005, Mr. Brons worked at UBS Investment Bank in the credit fixed income department, initially in credit sales and then with the team responsible for CreditDelta, a credit market and portfolio analysis tool. He has investment experience since 2002 and holds a master’s degree in actuarial science and econometrics from the University of Amsterdam and a master’s degree in financial engineering and quantitative analysis from the ICMA Business School at the University of Reading. He is a Certified Financial Risk Manager (FRM).

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Low Duration	Daniel Hyman	10/22

Managing Director, PIMCO. Mr. Hyman is a portfolio manager focusing on mortgage-backed securities and derivatives. Prior to joining PIMCO in 2008, he was a vice president at Credit Suisse where he traded Agency pass-throughs.

PIMCO Total Return	Daniel Ivascyn	10/22

Group Chief Investment Officer and Managing Director, PIMCO. Mr. Ivascyn joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group, as well as T. Rowe Price and Fidelity Investments. He has investment experience since 1992 and holds an MBA in analytic finance from the University of Chicago Graduate School of Business and a bachelor’s degree in economics from Occidental College.

PIMCO Total Return	Mark Kiesel	9/14

CIO Global Credit and Managing Director, PIMCO. He is a member of the PIMCO Investment Committee, a generalist portfolio manager and the global head of corporate bond portfolio management. He has served as a portfolio manager, head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.

PIMCO Total Return PIMCO Dynamic Bond	Mohit Mittal	12/19 1/22

Managing Director, PIMCO. He manages investment grade credit, total return and unconstrained bond portfolios and is a member of the Americas Portfolio Committee. Previously, he was a specialist on PIMCO’s interest rates and derivatives desk. Mr. Mittal joined PIMCO in 2007 and holds an MBA in finance from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Low Duration	Marc Seidner	10/22

CIO Non-traditional Strategies and Managing Director, PIMCO. Mr. Seidner is head of portfolio management in the New York office. He is also a generalist portfolio manager and a member of the Investment Committee. He rejoined PIMCO in November 2014 after serving as head of fixed income at GMO LLC, and previously he was a PIMCO Managing Director, generalist portfolio manager and member of the Investment Committee until January 2014. Prior to joining PIMCO in 2009, he was a managing director and domestic fixed income portfolio manager at Harvard Management Company. Previously, he was director of active core strategies at Standish Mellon Asset Management and a senior portfolio manager at Fidelity Management and Research. He has investment experience since 1988 and holds an undergraduate degree in economics from Boston College.

PIMCO Low Duration PIMCO Short-Term	Jerome Schneider	9/14 1/11

Managing Director, PIMCO. Mr. Schneider joined PIMCO in 2008. Prior to joining PIMCO, he served as Senior Managing Director with Bear Stearns, specializing in credit card and mortgage-related funding transactions. Mr. Schneider joined Bear Stearns in 1995.

PIMCO Total Return	Qi Wang	10/22

CIO Portfolio Implementation and Managing Director, PIMCO. She oversees portfolio implementation, portfolio management analytics, and the PM data delivery platform. She is also a portfolio manager for PIMCO’s global macro hedge fund strategies and a member of the Investment Committee. Prior to joining PIMCO in 2010, she was with HBK Capital Management for 11 years, most recently as a managing director and partner responsible for developed market fixed income. Ms. Wang was previously a fixed income analyst at Lehman Brothers. She has investment experience since 1995 and holds a bachelor’s degree in economics and molecular biochemistry and biophysics from Yale University.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_100322

PIMCO Variable Insurance Trust

Supplement dated October 3, 2022 to the PIMCO Low Duration Portfolio

Administrative Class Prospectus, PIMCO Low Duration Portfolio Advisor Class Prospectus and

PIMCO Low Duration Institutional Class

Prospectus, each dated April 29, 2022, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Low Duration Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Marc Seidner, Daniel Hyman, Jerome Schneider and Jelle Brons. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Marc Seidner, Daniel Hyman, Jerome Schneider and Jelle Brons. Mr. Seidner is CIO Non-traditional Strategies. Messrs. Hyman, Schneider and Seidner are Managing Directors of PIMCO. Mr. Brons is an Executive Vice President of PIMCO. Mr. Schneider has jointly and primarily managed the Portfolio since September 2014, and Messrs. Seidner, Brons and Hyman have jointly and primarily managed the Portfolio since October 2022.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Low Duration	Jelle Brons	10/22

Executive Vice President, PIMCO. Mr. Brons is a portfolio manager on the global corporate bond team. Prior to joining PIMCO in 2005, Mr. Brons worked at UBS Investment Bank in the credit fixed income department, initially in credit sales and then with the team responsible for CreditDelta, a credit market and portfolio analysis tool. He has investment experience since 2002 and holds a master’s degree in actuarial science and econometrics from the University of Amsterdam and a master’s degree in financial engineering and quantitative analysis from the ICMA Business School at the University of Reading. He is a Certified Financial Risk Manager (FRM).

PIMCO Low Duration	Daniel Hyman	10/22

Managing Director, PIMCO. Mr. Hyman is a portfolio manager focusing on mortgage-backed securities and derivatives. Prior to joining PIMCO in 2008, he was a vice president at Credit Suisse where he traded Agency pass-throughs.

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Low Duration	Marc Seidner	10/22

CIO Non-traditional Strategies and Managing Director, PIMCO. Mr. Seidner is head of portfolio management in the New York office. He is also a generalist portfolio manager and a member of the Investment Committee. He rejoined PIMCO in November 2014 after serving as head of fixed income at GMO LLC, and previously he was a PIMCO Managing Director, generalist portfolio manager and member of the Investment Committee until January 2014. Prior to joining PIMCO in 2009, he was a managing director and domestic fixed income portfolio manager at Harvard Management Company. Previously, he was director of active core strategies at Standish Mellon Asset Management and a senior portfolio manager at Fidelity Management and Research. He has investment experience since 1988 and holds an undergraduate degree in economics from Boston College.

PIMCO Low Duration	Jerome Schneider	9/14

Managing Director, PIMCO. Mr. Schneider joined PIMCO in 2008. Prior to joining PIMCO, he served as Senior Managing Director with Bear Stearns, specializing in credit card and mortgage-related funding transactions. Mr. Schneider joined Bear Stearns in 1995.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_100322

PIMCO Variable Insurance Trust

Supplement dated October 3, 2022 to the PIMCO Total Return Portfolio

Administrative Class Prospectus, PIMCO Total Return Portfolio Advisor Class Prospectus and

PIMCO Total Return Institutional Class Prospectus, each dated April 29, 2022, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Total Return Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Daniel J. Ivascyn, Mark Kiesel, Qi Wang, and Mohit Mittal. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Daniel J. Ivascyn, Mark Kiesel, Qi Wang, and Mohit Mittal. Mr. Ivascyn is Group Chief CIO, Mr. Kiesel is CIO U.S. Core Strategies and Ms. Wang is CIO Portfolio Implementation. Messrs. Ivascyn, Kiesel and Mittal and Ms. Wang are Managing Directors of PIMCO. Mr. Kiesel has jointly and primarily managed the Portfolio since September 2014, Mr. Mittal has jointly and primarily managed the Portfolio since December 2019 and Ms. Wang and Mr. Ivascyn have jointly and primarily managed the Portfolio since October 2022.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Total Return	Daniel J. Ivascyn	10/22

Group Chief Investment Officer and Managing Director, PIMCO. Mr. Ivascyn joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group, as well as T. Rowe Price and Fidelity Investments. He has investment experience since 1992 and holds an MBA in analytic finance from the University of Chicago Graduate School of Business and a bachelor’s degree in economics from Occidental College.

PIMCO Total Return	Mark Kiesel	9/14

CIO Global Credit and Managing Director, PIMCO. He is a member of the PIMCO Investment Committee, a generalist portfolio manager and the global head of corporate bond portfolio management. He has served as a portfolio manager, head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Total Return	Mohit Mittal	12/19

Managing Director, PIMCO. He manages investment grade credit, total return and unconstrained bond portfolios and is a member of the Americas Portfolio Committee. Previously, he was a specialist on PIMCO’s interest rates and derivatives desk. Mr. Mittal joined PIMCO in 2007 and holds an MBA in finance from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

PIMCO Total Return	Qi Wang	10/22

CIO Portfolio Implementation and Managing Director, PIMCO. She oversees portfolio implementation, portfolio management analytics, and the PM data delivery platform. She is also a portfolio manager for PIMCO’s global macro hedge fund strategies and a member of the Investment Committee. Prior to joining PIMCO in 2010, she was with HBK Capital Management for 11 years, most recently as a managing director and partner responsible for developed market fixed income. Ms. Wang was previously a fixed income analyst at Lehman Brothers. She has investment experience since 1995 and holds a bachelor’s degree in economics and molecular biochemistry and biophysics from Yale University.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP4_100322